Consolidated Statements of Income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CLP ($) $ / shares	Dec. 31, 2019 CLP ($) $ / shares
Profit or loss [abstract]
Interest revenue	$ 2,388,470	$ 2,801,297	$ 1,876,795	$ 2,113,548
Interest expense	(814,448)	(955,219)	(560,007)	(742,270)
Net interest income	1,574,022	1,846,078	1,316,788	1,371,278
Income from fees and commissions	584,321	685,316	562,146	589,172
Expense from fees and commissions	(129,293)	(151,640)	(116,178)	(131,870)
Net fees and commissions income	455,028	533,676	445,968	457,302
Net financial operating income	186,941	219,252	(11,279)	113,437
Foreign exchange transactions, net	(15,962)	(18,721)	156,662	30,886
Other operating income	34,056	39,942	26,671	32,315
Total operating revenues	2,234,085	2,620,227	1,934,810	2,005,218
Provision for Expected Credit losses	(19,172)	(22,486)	(547,106)	(331,601)
OPERATING REVENUES, NET OF PROVISIONS FOR LOAN LOSSES	2,214,913	2,597,741	1,387,704	1,673,617
Personnel expenses	(450,952)	(528,895)	(457,176)	(475,599)
Administrative expenses	(324,625)	(380,734)	(318,881)	(329,705)
Depreciation and amortization	(76,798)	(90,072)	(73,357)	(70,541)
Impairment property and equipment	(1,690)	(1,982)	(1,661)	(2,555)
Other operating expenses	(30,355)	(35,601)	(26,677)	(23,850)
TOTAL OPERATING EXPENSES	(884,420)	(1,037,284)	(877,752)	(902,250)
NET OPERATING INCOME	1,330,493	1,560,457	509,952	771,367
Income attributable to associates	1,793	2,103	(5,099)	6,039
Income before income taxes	1,332,286	1,562,560	504,853	777,406
Income taxes	(275,969)	(323,668)	(103,223)	(173,661)
NET INCOME FOR THE YEAR	1,056,317	1,238,892	401,630	603,745
Attributable to:
Equity holders of the parent	1,056,316	1,238,891	401,629	603,744
Non-controlling interest	$ 1	$ 1	$ 1	$ 1
Net income per share from continued operations attributable to equity holders of the parent:
Basic net income per share (in Dollars per share and Pesos per share) | (per share)	$ 10.46	$ 0.01	$ 3.98	$ 5.98
Diluted net income per share (in Dollars per share and Pesos per share) | (per share)	$ 10.46	$ 0.01	$ 3.98	$ 5.98